MARKETABLE SECURITIES - Position of gross unrealized losses and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
MARKETABLE SECURITIES
Fair value	$ 31,944	$ 73,170
Gross unrealized losses	(1,355)	(4,806)
Less than 12 months
MARKETABLE SECURITIES
Fair value	0	0
Gross unrealized losses	0	0
12 months and greater
MARKETABLE SECURITIES
Fair value	31,944	73,170
Gross unrealized losses	$ (1,355)	$ (4,806)